COMMITMENTS, CONTINGENCIES AND OTHER ITEMS	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND OTHER ITEMS	COMMITMENTS, CONTINGENCIES AND OTHER ITEMS
Concentrations of credit risk
The areas where significant concentrations of credit risk may exist include fixed maturity securities available-for-sale, cash and cash equivalents, premiums receivables and reinsurance recoverables. The Company limits the amount of credit exposure to issuers and there were no fixed maturity securities available-for-sale in any single issuer exceeding 5% of the aggregate fixed maturity securities available-for-sale portfolio as at December 31, 2025 and 2024. The Company holds cash and cash equivalents in several banks and ensures that there are no significant concentrations of credit risk in any bank. Refer to “Note 3. Investments” for information with respect to investments and to “Note 4. Receivables” with respect to premiums receivable and reinsurance recoverables.
Letters of Credit and other commitments
As of the date of the consolidated financial statements, the Group is contingently liable for the following:
•Letters of credit amounting to $5.6 million to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (December 31, 2024: $5.1 million).
The Company’s current arrangements with our bankers for the issue of letters of credit require us to provide collateral in the form of cash and investments whereby the issued letters of credit do not exceed 70% of the collateralized investment. As at December 31, 2025 and 2024, these investments amounted to $5.0 million and $7.3 million, respectively. The cash collateral amounted to $3.0 million as at December 31, 2025 (December 31, 2024: nil). We do not consider that this unduly restricts our liquidity at this time.
•Letter of guarantee amounting to $0.3 million to the order of Friends Provident Life Assurance Limited for collateralizing a rent payment obligation in one of the Group entity’s office premises (December 31, 2024: $0.3 million).
•In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of $1.25 million in five installments over five years to support cancer research projects. During 2025, the Group has paid the last installment of $0.25 million